Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013	Apr. 29, 2012
U.S. Foodservice Desserts and Long Fong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales	$ 1	$ 3	$ 0	$ 48	$ 142
Net after-tax losses	(1)	(6)	0	(18)	(51)
Tax benefit on losses	0	0	0	1	1
U.S. Foodservice Dessert Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre tax losses on sale of business		33
After tax losses on sale of business		$ 21